Deposits (Tables)	12 Months Ended
Dec. 31, 2016
Banking And Thrift [Abstract]
Major Classifications of Deposits

Deposits at December 31, 2016 and 2015 consist of the following major classifications:

SUMMARY OF DEPOSITS

December 31,	2016	2015
Interest-bearing demand deposits	$697,701	$724,881
Non-interest-bearing demand deposits	397,311	461,467
Savings deposits	241,754	221,620
Time deposits $250,000 or less	338,615	282,584
Time deposits over $250,000	28,789	12,217
Brokered time deposits	37,193	43,333
Total	$1,741,363	$1,746,102

Time Deposits by Year of Maturity

A summary of time deposits at December 31, 2016 by year of maturity is as follows:

MATURITIES OF TIME DEPOSITS(1)

Years Ended December 31,	Amount
2017	$279,634
2018	64,762
2019	48,254
2020	7,680
2021	964
Thereafter	3,303
Total	$404,597
(1)	Amounts include brokered time deposits.

Interest Expense on Deposits

A summary of interest expense on deposits for the year ended December 31, 2016, 2015 and 2014 is as follows:

SUMMARY OF INTEREST EXPENSE

Years Ended December 31,	2016	2015	2014
Savings deposits	$767	$467	$671
Time deposits	3,684	3,454	4,818
Interest-bearing demand deposits	1,507	1,416	2,869
Total	$5,958	$5,337	$8,358